Submission	Aug. 13, 2024
Submission [Line Items]
Central Index Key	0001066247
Registrant Name	REGENCY CENTERS LP
Registration File Number	333-270763-01
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES